Long-Term Debt - Components of Long-Term Debt (Detail) $ in Thousands, € in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Total principal	$ 1,804,483		$ 2,015,472
Unamortized discount and debt issuance costs	(13,257)		(16,263)
Total debt	1,791,226		1,999,209
Less current portion	(188,511)		(197,197)
Long-term debt	1,602,715		1,802,012
U.S. Dollar-denominated Revolving Credit Facilities due from 2017 to 2018
Debt Instrument [Line Items]
Total principal	208,222		329,222
U.S. Dollar-denominated Term Loans due from 2018 to 2026
Debt Instrument [Line Items]
Total principal	1,005,199		1,150,436
Total debt	1,000,000
Norwegian Kroner-denominated Bonds due from 2017 to 2021
Debt Instrument [Line Items]
Total principal	371,329		294,016
Euro-denominated Term Loans due from 2018 to 2023
Debt Instrument [Line Items]
Total principal	219,733		$ 241,798
Total debt	$ 219,700	€ 208.9